Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income tax expense benefits	$ 3.3	$ 0.7	$ 2.8	$ 6.0